Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of:

	December 31, 2014	December 31, 2013
Cash and cash equivalents from continuing operations
Russian ruble bank accounts	16,467	21,642
U.S. dollar bank accounts	32,058	211,776
Euro bank accounts	16,346	19,243
Bank accounts in other currencies	5,250	15,155
Other	679	5,120

Total cash and cash equivalents of continuing operations	70,800	272,936
Cash and cash equivalents of discontinued operations	1,616	1,603

Total cash and cash equivalents	72,416	274,539

As of December 31, 2014, short-term deposits with an original maturity of less than 90 days in the amounts of $16,373, $6,444 and $280 were included in U.S. dollar bank accounts, Russian ruble bank accounts and Bank accounts in other currencies, respectively.

As of December 31, 2013, short-term deposits with an original maturity of less than 90 days in the amounts of $191,438, $6,294 and $280 were included in U.S. dollar bank accounts, Russian ruble bank accounts and Bank accounts in other currencies, respectively.

As of December 31, 2014, the amount of $1,283 was restricted for use by regulatory requirements.